Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 15, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Registrant Name	CHEMED CORP
Trading Symbol	CHE
Entity Central Index Key	0000019584
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		16,313,155
Entity Public Float			$ 2,156,861,482
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes